Share Capital (Details) - USD ($) $ in Thousands, shares in Millions		12 Months Ended
	Sep. 02, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Share Capital
Percentage of common stock outstanding		4.99%
Percentage of purchase agreement average volume		97.00%
Costs incurred		$ 0	$ 3,808	$ 0
Sale of Stock [Domain]
Share Capital
Maximum amount of ordinary shares, that the Group has the right to sell to B. Riley Principal Capital II	$ 75,000
Common stock purchase agreement
Share Capital
Costs incurred	$ 800
Number of shares acquired by B. Riley		1.6
Value of shares acquired by B. Riley		$ 1,600